Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

August 28, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A of Deutsche Core Plus Income Fund (the “Fund”), a series of Deutsche Portfolio Trust (the “Trust”) (Reg. Nos. 002-13627; 811-00042)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Fund and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 27, 2017. No fees are required in connection with this filing.

The Amendment is being filed principally to reflect the addition of Class R shares to the Fund and to reflect a name change and the addition of a new 80% investment policy. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on March 30, 2017 in Post-Effective Amendment No. 137 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3681.

Very truly yours,

/s/ Laura McCollum

Laura McCollum, Esq.

Vice President and Counsel

cc: John Marten, Esq., Vedder Price P.C.